Right-of-Use Assets and Lease Liabilities - Schedule of Right-of-Use Assets and Lease Liabilities (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Operating lease:
Cost	$ 165,519,426	$ 21,112,172	$ 8,247,807
Less: accumulated amortization	(14,386,173)	(1,834,971)	(5,882,983)
Operating lease right-of-use assets	151,133,253	19,277,201	2,364,824
Current operating lease obligation	25,887,386	3,301,963	2,364,824
Non-current operating lease obligation	127,694,936	16,287,619
Total operating lease obligation	$ 153,582,322	$ 19,589,582	$ 2,364,824
Weighted average discount rate	6.30%	6.30%	6.30%
Weighted average remaining lease term (years)			2 years 9 months 18 days